Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other payables
Schedule of trade and other payables

	June 30, 2025	December 31, 2024
Trade payables	12,916	12,945
Accrued salaries, bonuses, vacation pay and related taxes	5,568	3,123
Provision for indirect taxes	2,289	2,253
Accrued professional services	1,331	713
VAT payable	12	75
Indirect taxes payables	135	434
Other payables and advances received	6,232	669
Total	28,483	20,212